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                                 LETTERHEAD OF
                           JEFFERSON PILOT FINANCIAL




VIA EDGAR


May 5, 2005


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

      Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company File No. 333-113334


Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

      (1) the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 1 to Registration Statement on Form N-6 ("Post-Effective Amendment No. 1"); and

      (2) Post-Effective Amendment No. 1 was filed electronically on April 29, 2005.


If you have any questions, please call me at (603) 226-5105.  Thank you.


                                               Sincerely,


                                               /s/ Frederick C. Tedeschi

                                               Frederick C. Tedeschi